OPERATING REVENUE - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Sale of Equipment and accessories	$ 28	$ 35	$ 22
Other revenue	127	125	105
Total revenue	3,755	3,850	3,482
Unused provision reversed, other provisions	28	77
Operating segments | Pakistan**
Disclosure of operating segments [line items]
Sale of Equipment and accessories	14	18	11
Other revenue	102	105	88
Total revenue	1,285	1,408	1,233
Unused provision reversed, other provisions	29
Operating segments | Ukraine
Disclosure of operating segments [line items]
Sale of Equipment and accessories	1	0	0
Other revenue	5	7	5
Total revenue	971	1,055	933
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Sale of Equipment and accessories	13	17	7
Other revenue	10	2	2
Total revenue	636	569	479
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Sale of Equipment and accessories	0	0	0
Other revenue	0	0	1
Total revenue	233	194	198
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Sale of Equipment and accessories	0	0	0
Other revenue	10	11	10
Total revenue	576	564	537
Operating segments | Others
Disclosure of operating segments [line items]
Sale of Equipment and accessories	0	0	4
Other revenue	0	0	0
Total revenue	66	81	125
HQ and eliminations
Disclosure of operating segments [line items]
Sale of Equipment and accessories	0	0	0
Other revenue	0	0	(1)
Total revenue	(12)	(21)	(23)
Mobile
Disclosure of operating segments [line items]
Service revenue	3,428	3,536	3,207
Mobile | Operating segments | Pakistan**
Disclosure of operating segments [line items]
Service revenue	1,169	1,285	1,134
Mobile | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenue	906	980	869
Mobile | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenue	497	459	392
Mobile | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenue	232	193	196
Mobile | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenue	566	553	527
Mobile | Operating segments | Others
Disclosure of operating segments [line items]
Service revenue	66	81	102
Mobile | HQ and eliminations
Disclosure of operating segments [line items]
Service revenue	(8)	(15)	(13)
Fixed
Disclosure of operating segments [line items]
Service revenue	172	154	148
Fixed | Operating segments | Pakistan**
Disclosure of operating segments [line items]
Service revenue	0	0	0
Fixed | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenue	59	68	59
Fixed | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenue	116	91	78
Fixed | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenue	1	1	1
Fixed | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenue	0	0	0
Fixed | Operating segments | Others
Disclosure of operating segments [line items]
Service revenue	0	0	19
Fixed | HQ and eliminations
Disclosure of operating segments [line items]
Service revenue	$ (4)	$ (6)	$ (9)